SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	SHARE OPTION PLANS

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “2005 Plan”) which allows the Company to offer a variety of incentive awards to employees to acquire up to 1,500,000 ordinary shares under the 2005 Plan. On April 22, 2010, the Company adopted the 2009 Performance Equity Plan (the “2009 Plan”) and is authorized to issue equity based awards for up to 1,500,000 ordinary shares to the Company’s employees and senior managements. The main purpose of the two plans is to provide an existing structure and renewable benefit plan for senior management and directors, employees and consultants.

Under the terms of the 2005 Plan, on November 8, 2005, options to purchase 974,000 ordinary shares at the price of US$8.75 per share were granted (“Tranche 1”), which all expired on November 8, 2010; on October 22, 2007 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$9.27 which all expired on October 22, 2012 (“Tranche 2”); on March 28, 2008 the Company granted its employees options to purchase 381,000 ordinary shares at the price of US$5.30 (“Tranche 3”); on June 16, 2008 the Company granted its employees options to purchase 10,000 ordinary shares at the price of US$6.64 (“Tranche 4”); and on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of US$12.23(“Tranche 5”). Under the terms of the 2009 Plan, on January 3, 2011, the Company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”); and on January 3, 2012, the Company granted its employees options to purchase 365,000 ordinary shares at the price of US$2.55 (“Tranche 7”), and on January 2, 2013, the Company granted its employees options to purchase 360,000 ordinary shares at the price of US$1.44 (“Tranche 8”) Subject to the modifications discussed below, and on January 2, 2014, the Company granted its employees options to purchase 350,000 ordinary shares at the price of US$1.27 (“Tranche 9”), all the options have an expiration date that is 5 years from the date of grant and vest immediately or over a period of 1 to 5 years. 120,000 and 120,000 options under the 2005 Plan and 840,000 and 1,190,000 options under the2009 Plan were outstanding as of September 30, 2013 and 2014, respectively.

After the adjusted awards, all the option awards have an exercise price of USD 1.27 to USD 12.23 and expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On December 28, 2012 and March 22, 2013, the compensation committee of the Board of Directors approved the substitution of restricted stock for outstanding grants under Tranche 3 and Tranche 4 that no longer offer the kind of incentive opportunity originally sought for valued employees (total 21 employees) given the fall in the market price of the ordinary shares of the Company during recent years. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-20.For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, both estimated at the date of the modification and determined that none of the modifications required the recognition of additional share-based payment expense.

During the fiscal years ended September 30, 2013 and 2014, no options were exercised.

For the options outstanding at September 30, 2013 and 2014, the weighted average remaining contractual lives are 3.27 and 2.80 years, respectively.

The Company recorded share-based compensation expense of RMB3,327, RMB1,893 and RMB1,324 for the years ended September 30, 2012, 2013 and 2014 respectively. As of September 30, 2013 and 2014, there were RMB385 and RMB322 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2009 Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.61 year.

A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9

Grant date	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011	January 3, 2012	January 2, 2013	January 2, 2014

Options outstanding as of October 1, 2012	124,500	10,000	120,000	115,000	365,000	-
Number of options granted	-	-	-	-	-	360,000
Options exercised	(124,500)	(10,000)	-	-	-	-
Options expired		-	-		-	-

Options outstanding as of September 30, 2013	-	-	120,000	115,000	365,000	360,000
Number of options granted	-	-	-	-	-		350,000
Options cancelled/expired			-	-	-	-	-
Outstanding as of September 30, 2014	-	-	120,000	115,000	365,000	360,000	350,000

Options vested and exercisable
At September 30, 2013	-	-	120,000	115,000	365,000	360,000

At September 30, 2014	-	-	120,000	115,000	365,000	360,000	350,000

Weighted average fair value at the grant date (USD)	2.69	3.42	7.20	6.08	1.45	0.76	0.65

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche3*	Tranche4	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9

Exercise price (USD)	5.30	6.64	12.23	10.84	2.55	1.44	1.27
Average risk-free interest rate	2.51%	3.73%	1.66%	1.03%	0.40%	0.37%	0.76%
Expected option life (year)	2.7	2.9	3	3	3	3	3
Volatility rate	78.17%	77.27%	92.81%	88.03%	90.30%	81.98%	79.20%
Dividend yield	-	-	-	-	-	-	-

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

The aggregate intrinsic value as of September 30, 2013 and 2014 is USD nil and USD 571 respectively.